Summary of Significant Accounting Policies - Schedule of the Group'S Equity Investments under Equity Method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Group'S Equity Investments under Equity Method [Abstract]
Current assets	¥ 18,189,130	¥ 13,365,772
Noncurrent assets	706,196	669,456
Current liabilities	17,220,595	12,492,028
Net revenue	1,294,919	1,000,411	¥ 855,517
Gross profit (loss)	1,029,276	438,801	353,821
Income/(loss)from operations	184,150	108,760	107,998
Net income/(loss)	132,393	75,266	84,652
Net income/(loss) attributable to the investees’ ordinary shareholders	¥ 132,393	¥ 75,266	¥ 84,652